Assets Held for Sale and Insurance Proceeds (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Restructuring charges	$ 0	$ 77,376,000	$ 0
Proceeds from insurance settlement in excess of costs and property damages incurred		60,600,000
Proceeds from insurance settlement	$ 0	$ 51,003,000	$ 0